Quarterly Holdings Report
for
Fidelity Freedom® Blend 2045 Fund
June 30, 2025
FBF-Y45-NPRT1-0825
1.9892477.106
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	215,628	1,662,489
Fidelity Series Corporate Bond Fund (b)	27,622	259,372
Fidelity Series Emerging Markets Debt Fund (b)	2,225,314	18,025,044
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	560,043	5,382,018
Fidelity Series Floating Rate High Income Fund (b)	373,614	3,310,220
Fidelity Series Government Bond Index Fund (b)	11,848	108,760
Fidelity Series High Income Fund (b)	2,107,789	18,548,542
Fidelity Series International Developed Markets Bond Index Fund (b)	3,758,173	32,771,266
Fidelity Series Investment Grade Bond Fund (b)	23,288	235,206
Fidelity Series Investment Grade Securitized Fund (b)	27,770	249,093
Fidelity Series Long-Term Treasury Bond Index Fund (b)	28,605,486	153,897,513
Fidelity Series Real Estate Income Fund (b)	333,081	3,337,477
TOTAL BOND FUNDS (Cost $261,802,590)		237,787,000

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	21,809,090	450,793,884
Fidelity Series Commodity Strategy Fund (b)	70,562	6,412,648
Fidelity Series Large Cap Growth Index Fund (b)	10,782,390	290,154,102
Fidelity Series Large Cap Stock Fund (b)	10,382,736	268,809,042
Fidelity Series Large Cap Value Index Fund (b)	31,522,660	543,765,893
Fidelity Series Small Cap Core Fund (b)	10,424,603	121,550,866
Fidelity Series Small Cap Opportunities Fund (b)	3,846,863	56,202,675
Fidelity Series Value Discovery Fund (b)	12,036,105	194,623,813
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,526,449,578)		1,932,312,923

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,815,287	106,943,122
Fidelity Series Emerging Markets Fund (b)	8,812,899	89,979,703
Fidelity Series Emerging Markets Opportunities Fund (b)	16,812,385	360,121,280
Fidelity Series International Growth Fund (b)	12,465,371	247,437,622
Fidelity Series International Index Fund (b)	6,515,110	93,166,073
Fidelity Series International Small Cap Fund (b)	2,340,095	46,427,483
Fidelity Series International Value Fund (b)	16,213,506	247,580,232
Fidelity Series Overseas Fund (b)	15,239,523	246,880,269
Fidelity Series Select International Small Cap Fund (b)	210,862	2,808,682
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,168,195,831)		1,441,344,466

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	1,920,000	1,917,988
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,380,000	1,377,461
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	1,900,000	1,894,944
US Treasury Bills 0% 7/3/2025 (d)	4.18 to 4.24	740,000	739,828
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	2,790,000	2,780,312
US Treasury Bills 0% 8/28/2025 (d)	4.28	1,490,000	1,479,618
US Treasury Bills 0% 9/25/2025 (d)	4.23 to 4.26	220,000	217,797
US Treasury Bills 0% 9/4/2025 (d)	4.29	440,000	436,617
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,844,691)			10,844,565

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $5,402,589)	4.32	5,401,508	5,402,588

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,972,695,279)	3,627,691,542
NET OTHER ASSETS (LIABILITIES) - 0.0%	(318,736)
NET ASSETS - 100.0%	3,627,372,806

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	356	Sep 2025	47,734,260	408,690	408,690
ICE MSCI Emerging Markets Index Contracts (United States)	293	Sep 2025	18,070,775	340,163	340,163

TOTAL EQUITY CONTRACTS					748,853

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	411	Sep 2025	46,076,953	972,882	972,882
CBOT US Treasury Long Bond Contracts (United States)	802	Sep 2025	92,480,625	3,620,295	3,620,295

TOTAL INTEREST RATE CONTRACTS					4,593,177

TOTAL PURCHASED					5,342,030

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	237	Sep 2025	74,106,938	(2,620,024)	(2,620,024)

TOTAL FUTURES CONTRACTS					2,722,006
The notional amount of futures purchased as a percentage of Net Assets is 5.6%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,844,565.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,011,438	21,664,082	27,272,932	65,365	-	-	5,402,588	5,401,508	0.0%
Total	11,011,438	21,664,082	27,272,932	65,365	-	-	5,402,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,570,210	107,191	8,052	6,100	(16)	(6,844)	1,662,489	215,628
Fidelity Series Blue Chip Growth Fund	383,454,121	20,100,936	29,962,944	-	(366,039)	77,567,810	450,793,884	21,809,090
Fidelity Series Canada Fund	89,296,584	4,953,990	875,299	-	(8,482)	13,576,329	106,943,122	5,815,287
Fidelity Series Commodity Strategy Fund	6,302,929	334,494	26,754	-	3	(198,024)	6,412,648	70,562
Fidelity Series Corporate Bond Fund	31,481	222,577	1,383	2,564	(24)	6,721	259,372	27,622
Fidelity Series Emerging Markets Debt Fund	16,631,956	1,176,611	73,639	254,670	(514)	290,630	18,025,044	2,225,314
Fidelity Series Emerging Markets Debt Local Currency Fund	4,796,122	233,403	18,702	-	513	370,682	5,382,018	560,043
Fidelity Series Emerging Markets Fund	76,370,699	5,489,577	1,007,961	-	(10,643)	9,138,031	89,979,703	8,812,899
Fidelity Series Emerging Markets Opportunities Fund	305,667,434	19,561,973	2,934,690	-	(41,074)	37,867,637	360,121,280	16,812,385
Fidelity Series Floating Rate High Income Fund	3,082,798	232,509	13,420	64,024	(131)	8,464	3,310,220	373,614
Fidelity Series Government Bond Index Fund	163,151	816,783	877,778	3,253	6,012	592	108,760	11,848
Fidelity Series High Income Fund	16,912,555	1,192,052	72,239	287,364	(15)	516,189	18,548,542	2,107,789
Fidelity Series International Developed Markets Bond Index Fund	29,975,351	2,541,390	134,457	146,684	554	388,428	32,771,266	3,758,173
Fidelity Series International Growth Fund	207,709,337	16,181,848	925,011	-	3,738	24,467,710	247,437,622	12,465,371
Fidelity Series International Index Fund	79,397,175	4,690,516	501,204	-	1,717	9,577,869	93,166,073	6,515,110
Fidelity Series International Small Cap Fund	40,791,110	895,530	2,695,527	-	(110,077)	7,546,447	46,427,483	2,340,095
Fidelity Series International Value Fund	219,616,544	11,183,455	10,255,383	-	418,573	26,617,043	247,580,232	16,213,506
Fidelity Series Investment Grade Bond Fund	109,248	767,329	653,717	4,107	7,714	4,632	235,206	23,288
Fidelity Series Investment Grade Securitized Fund	31,580	216,477	1,383	2,263	(12)	2,431	249,093	27,770
Fidelity Series Large Cap Growth Index Fund	244,135,065	13,285,652	10,923,497	392,424	(13,264)	43,670,146	290,154,102	10,782,390
Fidelity Series Large Cap Stock Fund	224,841,922	14,345,906	6,143,070	-	134,855	35,629,429	268,809,042	10,382,736
Fidelity Series Large Cap Value Index Fund	474,666,211	51,393,612	2,013,647	-	(24,756)	19,744,473	543,765,893	31,522,660
Fidelity Series Long-Term Treasury Bond Index Fund	136,341,875	22,952,516	2,136,587	1,300,569	(78,502)	(3,181,789)	153,897,513	28,605,486
Fidelity Series Overseas Fund	208,540,364	11,668,651	1,043,468	-	(1,871)	27,716,593	246,880,269	15,239,523
Fidelity Series Real Estate Income Fund	3,137,559	210,634	24,565	47,410	96	13,753	3,337,477	333,081
Fidelity Series Select International Small Cap Fund	568,107	1,980,420	82,877	-	2,736	340,296	2,808,682	210,862
Fidelity Series Small Cap Core Fund	109,602,981	5,787,578	2,406,358	-	(122,498)	8,689,163	121,550,866	10,424,603
Fidelity Series Small Cap Opportunities Fund	48,734,798	3,307,493	617,791	-	(51,623)	4,829,798	56,202,675	3,846,863
Fidelity Series Value Discovery Fund	171,296,956	18,441,057	722,279	-	(8,527)	5,616,606	194,623,813	12,036,105
	3,103,776,223	234,272,160	77,153,682	2,511,432	(261,557)	350,811,245	3,611,444,389

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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